united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21571

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Eric Kane

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 03/31

Date of reporting period: 9/30/19

Item 1. Reports to Stockholders.

Newfound Risk Managed Global Sectors Fund
Class A Shares NFGAX
Class I Shares NFGIX

Newfound Multi-Asset Income Fund
Class A Shares NFMAX
Class I Shares NFMIX

Newfound Risk Managed U.S. Sectors Fund
Class A Shares NFDAX
Class I Shares NFDIX

Semi-Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.thinknewfoundfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Newfound Risk Managed Global Sectors Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019 compared to its benchmark:

			Since Inception (1)
	6 Months	1 Year	(Annualized)
Newfound Risk Managed Global Sectors Fund - Class A Shares	3.73%	(1.88)%	2.78%
Newfound Risk Managed Global Sectors Fund - Class A Shares With Load	(2.23)%	(7.54)%	1.66%
Newfound Risk Managed Global Sectors Fund - Class I Shares	3.82%	(1.70)%	3.06%
MSCI All Country World Index **	3.59%	1.38%	6.40%
Bloomberg Barclays U.S. Treasury 1-3 Year Index ***	2.06%	4.43%	1.24%
50/50 MSCI ACWI/ 1-3 Year Treasury Blend ****	2.95%	3.27%	3.97%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may be required to pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.75% and 1.50% of average daily net assets attributable to Class A and Class I shares, respectively. The Fund’s gross total operating expenses as of its last prospectus is 2.04% and 1.79% of average daily net assets attributable to for Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg Barclays US Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

****	This Blended Benchmark is an equally weighted custom composite of the Bloomberg Barclays US Treasury 1-3 Year Index and MSCI All Country World Index (ACWI). You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

The Fund’s holdings by asset class as of September 30, 2019 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	97.8%
Short-Term Investments - Money Market Fund	0.1%
Other Assets in Excess of Liabilities	2.1%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Newfound Multi-Asset Income Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019 compared to its benchmark:

			Since Inception (1)
	6 Months	1 Year	(Annualized)
Newfound Multi-Asset Income Fund - Class A Shares	2.57%	(2.55)%	0.72%
Newfound Multi-Asset Income Fund - Class A Shares With Load	(3.33)%	(8.15)%	(0.45)%
Newfound Multi-Asset Income Fund - Class I Shares	2.64%	(2.34)%	0.95%
S&P 500 Total Return Index **	6.08%	4.25%	10.40%
Bloomberg Barclays Capital U.S. Aggregate Bond Index ***	5.42%	10.30%	3.29%
50/50 MSCI ACWI/ Barclays Aggregate Bond ****	4.67%	6.16%	4.79%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may be required to pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.60% and 1.35% of average daily net assets attributable to Class A and Class I shares, respectively. The Fund’s gross total operating expenses as of its last prospectus is 2.09% and 1.84% of average daily net assets attributable to Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

****	This Blended Benchmark is an equally weighted custom composite of the Bloomberg Barclays Capital U.S. Aggregate Bond Index and MSCI All Country World Index (ACWI). You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

Comparison of the Change in Value of a $10,000 Investment

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	82.7%
Exchange Traded Funds - Equity	16.7%
Short-Term Investments	25.2%
Liabilities in Excess of Other Assets	(24.6)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Newfound Risk Managed U.S. Sectors Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019 compared to its benchmark:

	6 Months	1 Year	Since Inception (1)
Newfound Risk Managed U.S. Sectors Fund - Class A Shares	5.96%	(1.52)%	3.35%
Newfound Risk Managed U.S. Sectors Fund - Class A Shares With Load	(0.09)%	(7.16)%	1.95%
Newfound Risk Managed U.S. Sectors Fund - Class I Shares	6.17%	(1.14)%	3.71%
S&P 500 Total Return Index **	6.08%	4.25%	10.53%
Bloomberg Barclays U.S. Treasury 1-3 Year Index ***	2.06%	4.43%	1.36%
50/50 S&P 500/ 1-3 Year Treasury Blend ****	4.20%	4.79%	6.06%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may be required to pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2021, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.50% and 1.25% of average daily net assets attributable to Class A and Class I shares, respectively. The Fund’s gross total operating expenses as of its last prospectus is 1.76% and 1.51% of average daily net assets attributable to Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg Barclays US Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

****	This Blended Benchmark is an equally weighted custom composite of the S&P 500 Total Return Index and The Bloomberg Barclays US Treasury 1-3 Year Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

The Fund’s holdings by asset class as of September 30, 2019 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	91.9%
Short-Term Investments	19.9%
Liabilities in Excess of Other Assets	(11.8)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Newfound Risk Managed Global Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 97.8%
	EQUITY FUNDS - 97.8%
88,719	iShares Global Comm Services ETF	$5,081,824
43,092	iShares Global Consumer Discretionary ETF	5,165,869
90,297	iShares Global Consumer Staples ETF	4,950,082
32,685	iShares Global Energy ETF	998,854
54,023	iShares Global Financials ETF	3,460,173
84,141	iShares Global Healthcare ETF	5,140,174
54,192	iShares Global Industrials ETF	4,949,355
57,053	iShares Global Materials ETF	3,578,096
26,976	iShares Global Tech ETF	4,989,751
84,844	iShares Global Utilities ETF	4,950,647
	TOTAL EXCHANGE TRADED FUNDS (Cost $40,186,522)	43,264,825

	SHORT-TERM INVESTMENTS - 0.1%
	MONEY MARKET FUND - 0.1%
6,341	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 2.02% +	6,341

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,341)	6,341

	TOTAL INVESTMENTS - 97.9% (Cost $40,192,863)	$43,271,166
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	914,216
	TOTAL NET ASSETS - 100.0%	$44,185,382

FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Counter Party	Notional value at September 30, 2019	Expiration	Unrealized Appreciation
160	US 10YR NOTE (CBT)	RBC	$20,850,000	December-19	$(169,939)
	Total Future Contracts				$(169,939)

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Newfound Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 99.4%
	DEBT FUNDS - 82.7%
58,412	Invesco Emerging Markets Sovereign Debt ETF	$1,702,710
200,532	Invesco Senior Loan ETF (a)	4,530,018
10,151	Invesco Variable Rate Preferred ETF	258,038
3,776	iShares 20+ Year Treasury Bond ETF	540,270
5,730	iShares Convertible Bond ETF	333,142
12,456	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,587,891
29,690	iShares iBoxx High Yield Corporate Bond ETF	2,588,077
52,175	iShares Preferred & Income Securities ETF	1,958,128
19,189	SPDR Bloomberg Barclays Convertible Securities ETF	1,006,463
16,943	SPDR Bloomberg Barclays International Treasury Bond ETF	486,264
12,212	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	402,996
50,073	VanEck Vectors Preferred Securities ex Financials ETF	1,016,482
		16,410,479
	EQUITY FUNDS - 16.7%
9,071	Global X Nasdaq 100 Covered Call ETF	205,005
14,256	Invesco S&P 500 BuyWrite ETF (a)	308,642
23,476	iShares International Select Dividend ETF	721,652
7,329	iShares Mortgage Real Estate ETF	308,771
9,533	Vanguard Global ex-U.S. Real Estate ETF	558,539
5,730	Vanguard High Dividend Yield ETF	508,423
7,572	Vanguard Real Estate ETF	706,089
		3,317,121
	TOTAL EXCHANGE TRADED FUNDS (Cost $19,074,549)	19,727,600

	SHORT-TERM INVESTMENTS - 25.2%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 23.1%
3,696,240	Fidelity Government Money Market Portfolio, Institutional Class 2.10% + (b)	3,696,240
880,356	Morgan Stanley Prime Portfolio, Institutional Class 1.93% + (b)	880,356
		4,576,596
	MONEY MARKET FUND - 2.1%
414,511	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 2.02% +	414,511

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,991,107)	4,991,107

	TOTAL INVESTMENTS - 124.6% (Cost $24,060,570)	$24,718,707
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.6)%	(4,876,754)
	TOTAL NET ASSETS - 100.0%	$19,841,953

ETF - Exchange Traded Fund

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

(a)	All or a portion of the security is out on loan at September 30, 2019. Total loaned securities had a market value of $4,441,996 at September 30, 2019.

(b)	All or a portion of the security is segregated as collateral for securities on loan at September 30, 2019. Total collateral had a market value of $4,576,596 at September 30, 2019.

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 91.9%
	EQUITY FUNDS - 91.9%
73,018	Communication Services Select Sector SPDR Fund	$3,615,851
30,243	Consumer Discretionary Select Sector SPDR Fund (a)	3,650,330
58,866	Consumer Staples Select Sector SPDR Fund	3,615,550
58,886	Fidelity MSCI Communication Services Index ETF	1,947,218
42,731	Fidelity MSCI Consumer Discretionary Index ETF	1,954,943
53,111	Fidelity MSCI Consumer Staples Index ETF (a)	1,944,394
48,221	Fidelity MSCI Financials Index ETF	1,960,666
43,243	Fidelity MSCI Health Care Index ETF	1,875,449
48,395	Fidelity MSCI Industrials Index ETF	1,929,025
31,350	Fidelity MSCI Information Technology Index ETF	1,999,189
59,007	Fidelity MSCI Materials Index ETF	1,907,696
46,906	Fidelity MSCI Utilities Index ETF (a)	1,993,036
130,215	Financial Select Sector SPDR Fund	3,646,020
38,853	Health Care Select Sector SPDR Fund (a)	3,501,821
46,154	Industrial Select Sector SPDR Fund	3,582,935
60,934	Materials Select Sector SPDR Fund	3,546,359
46,260	Technology Select Sector SPDR Fund	3,725,318
57,188	Utilities Select Sector SPDR Fund (a)	3,702,351
	TOTAL EXCHANGE TRADED FUNDS (Cost $46,969,771)	50,098,151

	SHORT-TERM INVESTMENTS - 19.9%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.8%
2,892,954	Fidelity Government Money Market Portfolio, Institutional Class 2.10% + (b)	2,892,954
7,105,437	Morgan Stanley Prime Portfolio, Institutional Class 1.93% + (b)	7,105,437
		9,998,391
	MONEY MARKET FUND - 0.1%
52,946	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 2.02% +	52,946

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,050,887)	10,051,337

	TOTAL INVESTMENTS - 111.8% (Cost $57,021,107)	$60,149,488
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.8)%	(9,746,610)
	TOTAL NET ASSETS - 100.0%	$50,402,878

FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Counter Party	Notional value at September 30, 2019	Expiration	Unrealized Appreciation
40	US 10YR NOTE (CBT)	RBC	$5,212,500	December-19	$(20,281)
	Total Future Contracts				$(20,281)

ETF - Exchange Traded Fund

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

(a)	All or a portion of the security is out on loan at September 30, 2019. Total loaned securities had a market value of $9,793,047 at September 30, 2019.

(b)	All or a portion of the security is segregated as collateral for securities on loan at September 30, 2019. Total collateral had a market value of $9,998,391 at September 30, 2019.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

	Newfound Risk	Newfound Multi-	Newfound Risk
	Managed Global	Asset Income	Managed U.S.
	Sectors Fund	Fund	Sectors Fund
ASSETS
Investment securities:
At cost	$40,192,863	$24,060,570	$57,021,107
At fair value	$43,271,166	$24,718,707	$60,149,488
Deposits with brokers for futures	1,116,245	-	231,136
Dividends and interest receivable	13	1,681	67
Receivable for securities sold	1,112,390	204,592	-
Receivable for Fund shares sold	-	49,735	87,489
Prepaid registration	17,680	30,115	14,911
TOTAL ASSETS	45,517,494	25,004,830	60,483,091

LIABILITIES
Collateral on securities loaned	-	4,576,596	9,998,391
Net unrealized depreciation on futures	169,939	-	20,281
Distribution (12b-1) fees payable	669	-	877
Payable for investments purchased	1,099,661	539,509	-
Investment advisory fees payable	28,812	16,093	26,056
Payable for Fund shares redeemed	-	-	1,238
Payable to related parties	9,433	6,449	8,033
Accrued expenses and other liabilities	23,598	24,230	25,337
TOTAL LIABILITIES	1,332,112	5,162,877	10,080,213
NET ASSETS	$44,185,382	$19,841,953	$50,402,878

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$41,254,411	$26,008,891	$47,548,897
Accumulated earnings (losses)	2,930,971	(6,166,938)	2,853,981
NET ASSETS	$44,185,382	$19,841,953	$50,402,878

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
September 30, 2019

	Newfound Risk	Newfound Multi-	Newfound Risk
	Managed Global	Asset Income	Managed U.S.
	Sectors Fund	Fund	Sectors Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,253,518	$3,450,258	$1,405,259
Shares of beneficial interest outstanding	285,578	387,614	134,033
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$11.39	$8.90	$10.48
Maximum offering price per share (5.75% sales charge)	$12.08	$9.44	$11.12

Class I Shares:
Net Assets	$40,931,864	$16,391,695	$48,997,619
Shares of beneficial interest outstanding	3,585,832	1,843,901	4,650,695
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (a)	$11.41	$8.89	$10.54

(a)	Redemptions made within 30 days of purchase may be assesed a redemption fee of 1.00%.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2019

	Newfound Risk	Newfound Multi-	Newfound Risk
	Managed Global	Asset Income	Managed U.S.
INVESTMENT INCOME	Sectors Fund	Fund	Sectors Fund
Dividends	$640,889	$571,383	$487,682
Securities lending income - net	3,888	12,469	18,602
TOTAL INVESTMENT INCOME	644,777	583,852	506,284

EXPENSES
Investment advisory fees	178,395	80,645	190,459
Distribution (12b-1) fees:
Class A	5,084	8,398	7,184
Class C	-	60	-
Registration fees	27,450	32,025	27,450
Administrative services fees	21,862	13,115	22,948
Transfer agent fees	20,381	5,552	12,941
Accounting services fees	16,771	15,477	16,927
Audit Fees	10,794	9,302	9,290
Trustees fees and expenses	7,169	7,169	7,138
Third party administrative fees	6,121	5,007	7,972
Legal Fees	5,560	6,003	5,988
Compliance officer fees	5,543	4,748	5,569
Custodian fees	3,049	1,878	3,089
Printing expenses	1,815	1,126	7,008
Interest expense	-	4,872	-
Other expenses	2,697	1,665	2,351
TOTAL EXPENSES	312,691	197,042	326,314

Less: Fees waived/expense reimbursed by the Adviser	-	(27,042)	(17,635)

NET EXPENSES	312,691	170,000	308,679
NET INVESTMENT INCOME	332,086	413,852	197,605

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from security transactions	(215,496)	324,532	820,858
Net realized gain from futures	603,249	-	111,031
	387,753	324,532	931,889
Net change in unrealized appreciation (depreciation) on:
Investments	1,182,454	(96,278)	1,804,745
Futures	(169,939)	-	(20,281)
	1,012,515	(96,278)	1,784,464
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	1,400,268	228,254	2,716,353

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$1,732,354	$642,106	$2,913,958

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Newfound Risk Managed Global Sectors Fund
	For the
	Six Months Ended	For the
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
FROM OPERATIONS
Net investment income	$332,086	$301,073
Net realized gain from security transactions and futures	387,753	5,248,024
Net change in unrealized appreciation (depreciation) on investments and futures	1,012,515	(5,677,453)
Net increase (decrease) in net assets resulting from operations	1,732,354	(128,356)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	-	(656)
Class I	-	(150,174)
From distributions to shareholders	-	(150,830)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	170,980	1,109,058
Class I	1,969,256	2,964,222
Distributions reinvested
Class A	-	622
Class I	-	141,746
Redemption fee proceeds
Class A	10	288
Class I	341	109
Cost of shares redeemed
Class A	(1,829,538)	(4,372,658)
Class I	(3,851,555)	(6,395,843)
Net decrease in net assets from shares of beneficial interest	(3,540,506)	(6,552,456)

TOTAL DECREASE IN NET ASSETS	(1,808,152)	(6,831,642)

NET ASSETS
Beginning of period	45,993,534	52,825,176
End of period	$44,185,382	$45,993,534

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed Global Sectors Fund
	For the
	Six Months Ended	For the
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
SHARE ACTIVITY
Class A:
Shares Sold	15,373	98,576
Shares Reinvested	-	60
Shares Redeemed	(162,339)	(387,639)
Net decrease in shares of beneficial interest outstanding	(146,966)	(289,003)

Class I:
Shares Sold	173,774	267,676
Shares Reinvested	-	13,603
Shares Redeemed	(341,832)	(584,545)
Net decrease in shares of beneficial interest outstanding	(168,058)	(303,266)

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Multi-Asset Income Fund
	For the
	Six Months Ended	For the
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
FROM OPERATIONS
Net investment income	$413,852	$2,223,937
Net realized gain (loss) from security transactions	324,532	(5,723,076)
Distributions of realized gains by underlying investment companies	-	62,411
Net change in unrealized appreciation (depreciation) on investments	(96,278)	766,619
Net increase (decrease) in net assets resulting from operations	642,106	(2,670,109)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(85,705)	(1,472,957)
Class C	-	(68,240)
Class I	(330,901)	(1,139,636)
From distributions to shareholders	(416,606)	(2,680,833)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	1,208,655	10,231,373
Class C	-	33,100
Class I	3,191,044	9,986,950
Distributions reinvested
Class A	82,099	1,458,168
Class C	-	64,162
Class I	227,379	757,739
Redemption fee proceeds
Class A	3	8,474
Class I	3,456	684
Cost of shares redeemed
Class A	(22,834,373)	(25,902,593)
Class C ^	(1,112,325)	(1,662,903)
Class I	(6,784,712)	(18,787,412)
Net decrease in net assets from shares of beneficial interest	(26,018,774)	(23,812,258)

TOTAL DECREASE IN NET ASSETS	(25,793,274)	(29,163,200)

NET ASSETS
Beginning of period	45,635,227	74,798,427
End of period	$19,841,953	$45,635,227

^ Class C shares converted into Class A shares on April 1, 2019.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Multi-Asset Income Fund
	For the
	Six Months Ended	For the
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
SHARE ACTIVITY
Class A:
Shares Sold	136,289	1,079,914
Shares Reinvested	9,224	160,796
Shares Redeemed	(2,574,060)	(2,802,279)
Net decrease in shares of beneficial interest outstanding	(2,428,547)	(1,561,569)

Class C: ^
Shares Sold	-	3,636
Shares Reinvested	-	7,129
Shares Redeemed	(1,112,325)	(182,747)
Net decrease in shares of beneficial interest outstanding	(1,112,325)	(171,982)

Class I:
Shares Sold	354,060	1,077,943
Shares Reinvested	25,587	84,022
Shares Redeemed	(763,941)	(2,052,940)
Net decrease in shares of beneficial interest outstanding	(384,294)	(890,975)

^ Class C shares converted into Class A shares on April 1, 2019.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed U.S. Sectors Fund
	For the
	Six Months Ended	For the
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
FROM OPERATIONS
Net investment income	$197,605	$417,302
Net realized gain from security transactions and futures	931,889	1,219,628
Net change in unrealized appreciation (depreciation) on investments and futures	1,784,464	(1,599,724)
Net increase in net assets resulting from operations	2,913,958	37,206

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(11,789)	(425,382)
Class I	(192,914)	(2,633,419)
From distributions to shareholders	(204,703)	(3,058,801)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	670,855	1,247,235
Class I	10,791,401	11,351,364
Distributions reinvested
Class A	11,141	380,373
Class I	185,063	2,547,530
Redemption fee proceeds
Class A	18	-
Class I	23	1,725
Cost of shares redeemed
Class A	(5,891,235)	(2,692,026)
Class I	(3,155,366)	(12,760,228)
Net increase in net assets from shares of beneficial interest	2,611,900	75,973

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,321,155	(2,945,622)

NET ASSETS
Beginning of period	45,081,723	48,027,345
End of period	$50,402,878	$45,081,723

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed U.S. Sectors Fund
	For the
	Six Months Ended	For the
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2018
SHARE ACTIVITY
Class A:
Shares Sold	66,051	119,380
Shares Reinvested	1,089	39,471
Shares Redeemed	(562,563)	(259,838)
Net decrease in shares of beneficial interest outstanding	(495,423)	(100,987)

Class I:
Shares Sold	1,035,212	1,070,536
Shares Reinvested	17,854	262,289
Shares Redeemed	(310,726)	(1,218,883)
Net increase in shares of beneficial interest outstanding	742,340	113,942

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed Global Sectors Fund Class A

	For the
	Period Ended		For the		For the	For the	For the	For the
	September 30, 2019		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2019		March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015 (1)

Net asset value, beginning of period	$10.98		$11.04		$10.27	$9.20	$10.06	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.08		0.05		0.04	0.03	0.03	(0.07)	(10)
Net realized and unrealized
gain (loss) on investments	0.33		(0.11)		0.78	1.07	(0.87)	0.20
Total from investment operations	0.41		(0.06)		0.82	1.10	(0.84)	0.13

Less distributions from:
Return of capital	-		-		-	-	-	(0.00)	(9)
Net investment income	-		(0.00)	(9)	(0.05)	(0.03)	(0.02)	(0.07)
Total distributions	-		(0.00)	(9)	(0.05)	(0.03)	(0.02)	(0.07)

Paid-in-Capital From Redemption Fees (9)	0.00		0.00		0.00	0.00	0.00	0.00

Net asset value, end of period	$11.39		$10.98		$11.04	$10.27	$9.20	$10.06

Total return (3)	3.73%	(8)	(0.53)%		7.99%	11.97%	(8.33)%	1.31%	(8)

Net assets, at end of period (000s)	$3,254		$4,743		$7,959	$5,019	$6,219	$7,646

Ratio of gross expenses to average
net assets (4)(6)	1.61%	(5)	1.98%		1.96%	2.07%	1.92%	1.95%	(5)
Ratio of net expenses to average
net assets(6)	1.61%	(5)	1.75%		1.75%	1.75%	1.75%	1.75%	(5)
Ratio of net investment income (loss)
to average net assets(7)	1.46%	(5)	0.47%		0.33%	0.34%	0.28%	(0.81)%	(5)

Portfolio Turnover Rate	70%	(8)	318%		87%	106%	396%	173%	(8)

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the adviser not waived fees or reimbursed a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8) Not annualized.
(9)	Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed Global Sectors Fund Class I

	For the
	Period Ended		For the	For the	For the	For the	For the
	September 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015 (1)

Net asset value, beginning of period	$10.99		$11.06	$10.28	$9.22	$10.07	$10.00

Activity from investment operations:
Net investment income (2)	0.08		0.07	0.07	0.06	0.06	0.06	(10)
Net realized and unrealized
gain (loss) on investments	0.34		(0.10)	0.78	1.06	(0.86)	0.09
Total from investment operations	0.42		(0.03)	0.85	1.12	(0.80)	0.15

Less distributions from:
Return of capital	-		-	-	-	-	(0.00)	(9)
Net investment income	-		(0.04)	(0.07)	(0.06)	(0.05)	(0.08)
Total distributions	-		(0.04)	(0.07)	(0.06)	(0.05)	(0.08)

Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$11.41		$10.99	$11.06	$10.28	$9.22	$10.07

Total return (3)	3.82%	(8)	(0.27)%	8.29%	12.20%	(7.95)%	1.49%	(8)

Net assets, at end of period (000s)	$40,932		$41,250	$44,866	$40,877	$57,230	$68,777

Ratio of gross expenses to average
net assets (4)(6)	1.36%	(5)	1.73%	1.71%	1.82%	1.67%	1.70%	(5)
Ratio of net expenses to average
net assets(6)	1.36%	(5)	1.50%	1.50%	1.50%	1.50%	1.50%	(5)
Ratio of net investment income
to average net assets (7)	1.47%	(5)	0.61%	0.61%	0.59%	0.61%	0.67%	(5)

Portfolio Turnover Rate	70%	(8)	318%	87%	106%	396%	173%	(8)

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the adviser not waived fees or reimbursed a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9)	Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Multi-Asset Income Fund Class A

	For the
	Period Ended		For the		For the		For the		For the		For the
	September 30, 2019		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	(Unaudited)		March 31, 2019		March 31, 2018		March 31, 2017		March 31, 2016		March 31, 2015 (1)
Net asset value, beginning of period	$8.84		$9.61		$9.83		$9.41		$10.10		$10.00

Activity from investment operations:
Net investment income (2)	0.15		0.31		0.32		0.32		0.13		0.30	(10)
Net realized and unrealized
gain (loss) on investments	0.08		(0.69)		(0.21)		0.38		(0.54)		(0.20)	(10)
Total from investment operations	0.23		(0.38)		0.11		0.70		(0.41)		0.10

Less distributions from:
Net investment income	(0.17)		(0.39)		(0.33)		(0.28)		(0.28)		-
Total distributions	(0.17)		(0.39)		(0.33)		(0.28)		(0.28)		-

Paid-in-Capital From Redemption Fees	0.00	(9)	0.00	(9)	0.00	(9)	0.00	(9)	0.00	(9)	-

Net asset value, end of period	$8.90		$8.84		$9.61		$9.83		$9.41		$10.10

Total return (3)	2.57%	(8)	(3.95)%		1.09%		7.51%		(4.10)%		1.00%	(8)

Net assets, at end of period (000s)	$3,450		$24,846		$41,998		$38,363		$4,651		$342

Ratio of gross expenses to average
net assets (4)(6)	1.82%	(5)(11)	1.64%	(11)	1.64%		1.81%		2.83%		29.17%	(5)
Ratio of net expenses to average
net assets(6)	1.62%	(5)(11)	1.60%	(11)	1.60%		1.60%		1.60%		1.60%	(5)
Ratio of net investment income
to average net assets(7)	3.41%	(5)(11)	3.40%	(11)	3.23%		3.33%		1.27%		5.39%	(5)

Portfolio Turnover Rate	49%	(8)	347%		143%		120%		443%		59%	(8)

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the adviser not waived fees or reimbursed a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9)	Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.
(11)	Excluding interest expense, the following ratios would have been:
	September 30, 2019		March 31, 2019
Gross expenses to average net assets	1.80%		1.62%
Net expenses to average net assets	1.60%		1.58%
Net investment income to average net assets	3.41%		3.40%

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Multi-Asset Income Fund Class I

	For the
	Period Ended		For the		For the		For the		For the		For the
	September 30, 2019		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	(Unaudited)		March 31, 2019		March 31, 2018		March 31, 2017		March 31, 2016		March 31, 2015 (1)
Net asset value, beginning of period	$8.84		$9.61		$9.83		$9.42		$10.11		$10.00

Activity from investment operations:
Net investment income (2)	0.16		0.34		0.35		0.33		0.16		0.43	(10)
Net realized and unrealized
gain (loss) on investments	0.07		(0.69)		(0.21)		0.39		(0.55)		(0.32)	(10)
Total from investment operations	0.23		(0.35)		0.14		0.72		(0.39)		0.11

Less distributions from:
Net investment income	(0.18)		(0.42)		(0.36)		(0.31)		(0.30)		-
Total distributions	(0.18)		(0.42)		(0.36)		(0.31)		(0.30)		-

Paid-in-Capital From Redemption Fees	0.00	(9)	0.00	(9)	0.00	(9)	0.00	(9)	0.00	(9)	0.00

Net asset value, end of period	$8.89		$8.84		$9.61		$9.83		$9.42		$10.11

Total return (3)	2.64%	(8)	(3.69)%		1.34%		7.72%		(3.87)%		1.10%	(8)

Net assets, at end of period (000s)	$16,392		$19,680		$29,950		$16,849		$9,583		$2,363

Ratio of gross expenses to average
net assets (4)(6)	1.57%	(5)(11)	1.39%	(11)	1.39%		1.56%		2.58%		28.92%	(5)
Ratio of net expenses to average
net assets (6)	1.37%	(5)(11)	1.35%	(11)	1.35%		1.35%		1.35%		1.35%	(5)
Ratio of net investment income
to average net assets (7)	3.60%	(5)(11)	3.68%	(11)	3.48%		3.41%		1.65%		7.58%	(5)

Portfolio Turnover Rate	49%	(8)	347%		143%		120%		443%		59%	(8)

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the adviser not waived fees or reimbursed a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9)	Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.
(11)	Excluding interest expense, the following ratios would have been:
	September 30, 2019		March 31, 2019
Gross expenses to average net assets	1.55%		1.37%
Net expenses to average net assets	1.35%		1.33%
Net investment income to average net assets	3.60%		3.68%

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed U.S. Sectors Fund Class A

	For the
	Period Ended		For the	For the	For the		For the
	September 30, 2019		Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		March 31, 2019	March 31, 2018	March 31, 2017		March 31, 2016 (1)

Net asset value, beginning of period	$9.91		$10.59	$9.89	$8.90		$10.00

Activity from investment operations:
Net investment income (2)	-		0.06	0.04	0.11		0.04	(10)
Net realized and unrealized
gain (loss) on investments	0.59		(0.09)	0.71	1.07		(1.12)
Total from investment operations	0.59		(0.03)	0.75	1.18		(1.08)

Less distributions from:
Net investment income	(0.02)		(0.07)	(0.05)	(0.19)		(0.02)
Net realized gains	-		(0.58)	-	-		-
Total distributions	(0.02)		(0.65)	(0.05)	(0.19)		(0.02)

Paid-in-Capital From Redemption Fees	0.00	(9)	-	-	0.00	(9)	0.00	(9)

Net asset value, end of period	$10.48		$9.91	$10.59	$9.89		$8.90

Total return (3)	5.96%	(8)	(0.01)%	7.70%	13.45%		(10.83)%	(8)

Net assets, at end of period (000s)	$1,405		$6,240	$7,739	$8,573		$9,197

Ratio of gross expenses to average
net assets (4)(6)	1.57%	(5)	1.80%	1.82%	2.31%		3.61%	(5)
Ratio of net expenses to average
net assets(6)	1.50%	(5)	1.50%	1.50%	1.50%		1.50%	(5)
Ratio of net investment income
to average net assets (7)	-0.10%	(5)	0.59%	0.39%	1.21%		0.54%	(5)

Portfolio Turnover Rate	62%	(8)	360%	137%	190%		308%	(8)

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the adviser not waived fees or reimbursed a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9) Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed U.S. Sectors Fund Class I

	For the
	Period Ended		For the		For the	For the	For the
	September 30, 2019		Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2019		March 31, 2018	March 31, 2017	March 31, 2016 (1)

Net asset value, beginning of period	$9.97		$10.65		$9.92	$8.91	$10.00

Activity from investment operations:
Net investment income (2)	0.05		0.10		0.07	0.12	0.03	(10)
Net realized and unrealized
gain (loss) on investments	0.56		(0.10)		0.74	1.10	(1.10)
Total from investment operations	0.61		0.00	(9)	0.81	1.22	(1.07)

Less distributions from:
Net investment income	(0.04)		(0.10)		(0.08)	(0.21)	(0.02)
Net realized gains	-		(0.58)		-	-	-
Total distributions	(0.04)		(0.68)		(0.08)	(0.21)	(0.02)

Paid-in-Capital From Redemption Fees (9)	0.00		0.00		0.00	0.00	0.00

Net asset value, end of period	$10.54		$9.97		$10.65	$9.92	$8.91

Total return (3)	6.17%	(8)	0.25%		8.13%	13.88%	(10.66)%	(8)

Net assets, at end of period (000s)	$48,998		$38,842		$40,288	$13,836	$2,393

Ratio of gross expenses to average
net assets (4)(6)	1.32%	(5)	1.55%		1.57%	2.06%	3.36%	(5)
Ratio of net expenses to average
net assets(6)	1.25%	(5)	1.25%		1.25%	1.25%	1.25%	(5)
Ratio of net investment income
to average net assets (7)	0.94%	(5)	0.90%		0.65%	1.22%	0.37%	(5)

Portfolio Turnover Rate	62%	(8)	360%		137%	190%	308%	(8)

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the adviser not waived fees or reimbursed a portion of the Fund’s expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9) Amount represents less than $0.01 per share.
(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2019

1. Organization

The Newfound Risk Managed Global Sectors Fund (“Risk Managed Global Sectors Fund”), the Newfound Multi-Asset Income Fund (“Multi-Asset Income Fund”), and the Newfound Risk Managed U.S. Sectors Fund (“Risk Managed U.S. Sectors Fund”) (collectively the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Risk Managed Global Sectors Fund primarily seeks long term capital appreciation and secondarily seeks capital preservation. The Multi-Asset Income Fund seeks income with capital appreciation as a secondary objective. The Risk Managed U.S. Sectors Fund seeks long term capital appreciation with an emphasis on preservation of capital. The Risk Managed Global Sectors Fund commenced operations on May 19, 2014. The Multi-Asset Income Fund commenced operations on September 8, 2014. The Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

Each Fund currently offers Class A and Class I shares. Class C shares for the Multi-Asset Income Fund converted to Class A shares on April 1, 2019. Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services Investment Companies" including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value (“NAV”).  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like a common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”).  ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In additionally, ETNs are subject to credit risk generally to the same extent as debt securities.

Futures Contracts – The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for the Funds’ assets and liabilities measured at fair value:

Newfound Risk Managed Global Sectors Fund

Assets *	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Other Significant Unobservable Inputs)	Total
Exchange Traded Funds	$43,264,825	$-	$-	$43,264,825
Money Market Fund	6,341	-	-	6,341
Total	$43,271,166	$-	$-	$43,271,166
Liabilites *
Futures **	$169,939	$-	$-	$169,939
Total	$169,939	$-	$-	$169,939

Newfound Multi-Asset Income Fund

Assets *	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Other Significant Unobservable Inputs)	Total
Exchange Traded Funds	$19,727,600	$-	$-	$19,727,600
Investments Purchased As Securities Lending Collateral	4,576,596	-	-	4,576,596
Money Market Fund	414,511	-	-	414,511
Total	$24,718,707	$-	$-	$24,718,707

Newfound Risk Managed U.S. Sectors Fund

Assets *	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Other Significant Unobservable Inputs)	Total
Exchange Traded Funds	$50,098,151	$-	$-	$50,098,151
Investments Purchased As Securities Lending Collateral	9,998,391	-	-	9,998,391
Money Market Fund	52,946	-	-	52,946
Total	$60,149,488	$-	$-	$60,149,488
Assets *
Futures **	$20,281	$-	$-	$20,281
Total	$20,281	$-	$-	$20,281

The Funds did not hold any Level 2 or Level 3 securities during the period.

*Refer to the Schedule of Investments for classification by asset class.

** Net appreciation (depreciation) of futures contracts is reported in the above table.

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the net variation margin for futures contracts.  During the six months ended September 30, 2019, the Funds were not subject to any master netting arrangements.  The following tables show additional information regarding the offsetting of assets and liabilities at September 30, 2019 for the Funds.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

Newfound Risk Managed Global Sectors Fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged *	Net Amount
Futures Contracts	$(169,939)	$-	$(169,939)	$-	$169,939	$-
Total	$(169,939)	$-	$(169,939)	$-	$169,939	$-

Newfound Risk Managed U.S. Sectors Fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged *	Net Amount
Futures Contracts	$(20,281)	$-	$(20,281)	$-	$20,281	$-
Total	$(20,281)	$-	$(20,281)	$-	$20,281	$-

* Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value. Total cash collateral pledged for futures contracts is $1,116,245 and $231,136 for Newfound Risk managed Global Sectors Fund and Newfound Risk Managed U.S. Sectors Fund, respectively.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The derivative instruments outstanding as of September 30, 2019 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2019:

Newfound Risk Managed Global Sectors Fund

	Liability Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Interest Rate Contract	Unrealized depreciation on futures contracts	$(169,939)

Newfound Risk Managed U.S. Sectors Fund

	Liability Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Interest Rate Contract	Unrealized depreciation on futures contracts	$(20,281)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of September 30, 2019:

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

Newfound Risk Managed Global Sectors Fund

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest Rate Futures Contracts	Net change in unrealized appreciation on futures

Newfound Risk Managed U.S. Sectors Fund

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest Rate Futures Contracts	Net change in unrealized appreciation on futures

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended September 30, 2019:

Newfound Risk Managed Global Sectors Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Interest Rate Risk	Total for the Period Ended September 30, 2019
Futures contracts	$603,249	$603,249

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Interest Rate Risk	Total for the Year Ended September 30, 2019
Futures contracts	$(169,939)	$(169,939)

Newfound Risk Managed U.S. Sectors Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Interest Rate Risk	Total for the Period Ended September 30, 2019
Futures contracts	$111,031	$111,031

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Interest Rate Risk	Total for the Year Ended September 30, 2019
Futures contracts	$(20,281)	$(20,281)

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Risk Managed Global Sectors Fund, and quarterly for the Multi-Asset Income Fund and Risk Managed U.S. Sectors Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended 2016-2018, or expected to be taken in the Funds’ March 31, 2019 year-end tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans - The Funds have entered into a securities lending arrangement with eSecLending, whereby eSecLending facilitates securities lending transactions between the Funds and one or more borrowers (each a “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the Funds’ agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the Borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of September 30, 2019:

Gross Amounts Not Offset in the Statement of Assets & Liabilities
Assets:	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments Pledged	Cash Collateral Received		Net Amount of Assets
Newfound Multi-Asset Income Fund
Description:
Securities Loaned	$4,441,996	(1)	$-	$4,441,996	$-	$4,441,996	(2)	$-
Total	$4,441,996		$-	$4,441,996	$-	$4,441,996		$-
Newfound Risk Managed U.S. Sectors Fund
Description:
Securities Loaned	$9,793,047	(1)	$-	$9,793,047	$-	$9,793,047	(2)	$-
Total	$9,793,047		$-	$9,793,047	$-	$9,793,047		$-

(1) Value as presented in the Portfolio of Investments.

(2) The amount does not include excess collateral pledged to the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

The following table breaks out the holdings received as collateral as of September 30, 2019:

Newfound Multi-Asset Income Fund
Fidelity Government Money Market Portfolio, Institutional Class	$3,696,240
Morgan Stanley Prime Portfolio, Institutional Class	880,356
$4,576,596
Newfound Risk Managed U.S. Sectors Fund
Fidelity Government Money Market Portfolio, Institutional Class	$2,892,954
Morgan Stanley Prime Portfolio, Institutional Class	7,105,437
$9,998,391

3. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $82,149,676 and $65,508,548, respectively, for Risk Managed Global Sectors Fund, $13,034,951 and $38,811,366 respectively, for Multi-Asset Income Fund and $44,906,947 and $37,398,894 respectively, for Risk Managed U.S. Sectors Fund.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Newfound Research LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Prior to August 31, 2018, as compensation for its services and the related expenses borne by the Adviser, the Funds paid the Adviser a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.15%, 1.00%, and

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

0.95% of the Risk Managed Global Sectors Fund’s, Multi-Asset Income Fund’s and Risk Managed U.S. Sectors Fund’s average daily net assets, respectively.

As of April 1, 2019, as compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, calculated and accrued daily and paid monthly, at an annual rate of:

Fund	Average Daily Net Assets	Advisory Fee
Newfound Risk Managed Global Sectors Fund	All Assets	0.79%
Newfound Multi-Asset Income Fund	All Assets	0.69%
Newfound Risk Managed U.S. Sectors Fund	All Assets	0.79%

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2021 to waive a portion of its management fees and reimburse expenses of each Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.75% and 1.50% of average daily net assets attributable to the Risk Managed Global Sectors Fund Class A and Class I shares, respectively, 1.60% and 1.35% attributable to the Multi-Asset Income Fund Class A and Class I shares, respectively, and 1.50% and 1.25% attributable to the Risk Managed U.S. Sectors Fund Class A and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at the time of the waiver, within three years of when the amounts were waived.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ management fees are subsequently less than the agreed upon percentage of average daily net assets attributable to Class A and Class I shares, the Adviser shall be entitled to reimbursement by the Funds for such waiver. For the six months ended September 30, 2019, the Adviser waived $27,042 and $17,635 in expenses for the Multi-Asset Income Fund and Risk Managed U.S. Sectors Fund, respectively, pursuant to the Waiver Agreement. As of September 30, 2019, the Adviser has waived fees/reimbursed expenses that may be recovered no later than March 31 of the year indicated below:

	2020	2021	2022
Risk Managed Global Sectors Fund	$173,971	$109,271	$116,887
Multi-Asset Income Fund	$74,345	$32,177	$30,214*
Risk Managed US Sectors Fund	$115,735	$121,599	$147,404

*This amount is inclusive of $22,118 recapture earned but not taken by the Adviser.

The Board has adopted Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to their Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.

The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, for providing shareholder services and for promotional and other sales-related costs. For the six months ended September 30, 2019, the Funds accrued the following fees under the Plans:

Fund	Fee
Risk Managed Global Sectors Fund	$5,084
Multi-Asset Income Fund	8,458
Risk Managed U.S. Sectors Fund	7,184

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class I shares. During the six months ended September 30, 2019 the Distributor received $115 for the Risk Managed Global Sectors Fund, of which $15 was retained by the principal underwriter or other affiliated broker-dealers. The Distributor received $123 for the Multi-Asset Income Fund, of which $19 was retained by the principal underwriter or other affiliated broker-dealers. The Distributor received $1,082 for the Risk Managed U.S. Sectors Fund, of which $152 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”).  As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5. UNDERLYING FUND RISK

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

6. REDEMPTION FEES

A 1.00% redemption fee is imposed by the Funds to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions of shares made within 30 days of purchase date. Redemption fees are recorded by the Funds as a redemption of Fund shares and as a credit to paid-in-capital. For the six months ended September 30, 2019 the Funds received $351, $3,459, and $41 in redemption fees for the Risk Managed Global Sectors Fund, Multi-Asset Income Fund, and Risk Managed U.S. Sectors Fund, respectively.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes for the Funds as of September 30, 2019 and differs from market value by net unrealized appreciation/depreciation which consisted of:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation
Newfound Risk Managed Global Sectors Fund	$40,388,152	$3,147,468	$(264,454)	$2,883,014
Newfound Multi-Asset Income Fund	24,297,965	693,760	(273,018)	420,742
Newfound Risk Managed U.S. Sectors Fund	57,058,303	3,268,250	(177,065)	3,091,185

The tax character of Fund distributions paid for the year ended March 31, 2019 and March 31, 2018 was as follows:

	For the year ended March 31, 2019				For the year ended March 31, 2018
	Ordinary	Long-Term	Return of		Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total
Newfound Risk Managed Global Sectors Fund	$86,490	$-	$64,340	$150,830	$332,826	$-	$20,466	$353,292
Newfound Multi-Asset Income Fund	2,201,739	-	479,094	2,680,833	2,525,039	-	153,665	2,678,704
Newfound Risk Managed U.S. Sectors Fund	531,814	2,500,066	26,921	3,058,801	202,993	36,651	-	239,644

As of March 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary	Undistributed Long-Term	Capital Loss Carry	Other Book/Tax	Post October Loss and	Unrealized	Total Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	Appreciation	Earnings/(Deficits)
Newfound Risk Managed Global Sectors Fund	$-	$-	$(501,943)	$-	$-	$1,700,560	$1,198,617
Newfound Multi-Asset Income Fund	-	-	(2,551,920)	-	(4,357,538)	517,020	(6,392,438)
Newfound Risk Managed U.S. Sectors Fund	-	-	-	-	(1,141,714)	1,286,440	144,726

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Newfound Risk Managed Global Sectors Fund	$-
Newfound Multi-Asset Income Fund	4,357,538
Newfound Risk Managed U.S. Sectors Fund	1,141,714

At March 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Newfound Risk Managed Global Sectors Fund	$501,943	$-	$501,943	Non-expiring
Newfound Multi-Asset Income Fund	2,551,920	-	2,551,920	Non-expiring
Newfound Risk Managed U.S. Sectors Fund	-	-	-

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2019

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions resulted in reclassifications for the Funds for the year ended March 31, 2019 as follows:

	Paid In	Accumulated
Fund	Capital	Earnings
Newfound Risk Managed Global Sectors Fund	$(64,340)	$64,340
Newfound Multi-Asset Income Fund	(479,094)	479,094
Newfound Risk Managed U.S. Sectors Fund	(26,921)	26,921

8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2019, SP Investment Associates was the record owner of 64.73% of the Risk Managed Global Sectors Fund’s outstanding shares, National Financial Services, LLC (“NFS”) and Wells Fargo were the record owners of 27.64% and 39.42% of the Multi-Asset Income Fund’s outstanding shares, National Financial Services, LLC (“NFS”) and Wells Fargo were the record owners of 52.21 and 41.67% of the Risk Managed U.S Sectors Fund’s outstanding shares, respectively. SP Investment Associates, NFS, and Wells Fargo may be the beneficial owners of some or all of the shares for each respective Fund, or may hold the shares for the benefit of others. As a result, SP Investment Associates, NFS, and Wells Fargo may be deemed to control the Risk Managed Global Sectors Fund, Multi-Asset Income Fund, and the Risk Managed U.S. Sectors Fund, respectively. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the advisory agreement with the Adviser.

The Adviser has an agreement with SP Investment Associates ("Investor") whereby the Investor agreed to invest at least $25,000,000 in the Risk Managed Global Sectors Fund. The Investor agreed that its shares of the Risk Managed Fund would not be redeemed prior to June 30, 2017 unless certain conditions were met (which did not occur). As such, the Investor, who currently owns greater than 50% of the shares of the Risk Managed Global Sectors Fund, may redeem some or all of its shares in the Risk Managed Global Sectors Fund at any time. The Investor agreed to provide consulting services to the Adviser and assistance in gaining platform access with certain firms for the Adviser’s advised mutual funds and other investment products. In consideration for the mutual covenants of the parties, the Adviser agreed to pay the Investor 10 basis points per year (in monthly installments) based on the amount of the assets invested in the Risk Managed Global Sectors Fund. Such payments are made by the Adviser and not by the fund.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Newfound Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2019

RIDER FOR NLIII SHAREHOLDER REPORTS

The Trust held a Special Meeting (the “Special Meeting”) of its shareholders on August 12, 2019 for the purpose of electing trustees of the Trust. Although Patricia Luscombe and Jeffery D. Young have been serving as trustees by appointment since 2015, both were elected by the shareholders for an indefinite period at the Special Meeting. Ms. Luscombe and Mr. Young join James U. Jensen, John V. Palancia and Mark H. Taylor as duly elected trustees of the Trust.

At the close of business June 27, 2019, the record date for the Special Meeting, there were 374,510,202 outstanding shares of the Trust. Shares represented in person and by proxy at the Special Meeting equaled 78.67% of the outstanding shares of the Trust. Therefore, a quorum was present.

With respect to approval of the election of Patricia Luscombe, the following votes were cast:

For Approval	98.54%
Against Approval	0.00%
Abstained	1.46%

With respect to approval of the election of Jeffery D. Young, the following votes were cast:

For Approval	98.49%
Against Approval	0.00%
Abstained	1.51%

The Newfound Funds
Expense Examples (Unaudited)
September 30, 2019

Example

As a shareholder of the Funds you will incur two types of costs: (1) transaction costs, including sales loads and/or redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and/or other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period	Ending Account Value 9/30/19	Expenses Paid During Period

Newfound Risk Managed Global Sectors Fund – Class A (a)	1.75%	$1,000.00	$1,037.30	$8.25	$1,016.90	$ 8.17
Newfound Risk Managed Global Sectors Fund – Class I (a)	1.50%	$1,000.00	$1,038.20	$6.93	$1,018.20	$ 6.86
Newfound Multi-Asset Income Fund – Class A (a)	1.60%	$1,000.00	$1,025.70	$8.10	$1,017.00	$ 8.07
Newfound Multi-Asset Income Fund – Class I (a)	1.35%	$1,000.00	$1,026.40	$6.84	$1,018.25	$ 6.81
Newfound Risk Managed U.S. Sectors Fund – Class A (a)	1.50%	$1,000.00	$1,059.60	$8.24	$1,017.50	$ 8.07
Newfound Risk Managed U.S. Sectors Fund – Class I (a)	1.25%	$1,000.00	$1,061.70	$6.96	$1,018.75	$ 6.81

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 366.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-394-9777 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISOR
Newfound Research LLC
380 Washington Street, Second Floor
Wellesley Hill, MA 02481

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/6/2019

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/6/2019